JPMorgan Europe Dynamic Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.4%
Australia — 2.2%
Glencore plc	2,107	14,111
Austria — 2.3%
ANDRITZ AG	111	6,663
Erste Group Bank AG	202	7,647
		14,310
Denmark — 5.3%
Carlsberg A/S, Class B	49	6,967
Novo Nordisk A/S, Class B	191	26,405
		33,372
Finland — 2.5%
Neste OYJ	107	5,107
Nordea Bank Abp	936	10,939
		16,046
France — 21.6%
Arkema SA	88	8,924
BNP Paribas SA	138	9,476
Capgemini SE	50	9,547
Engie SA	571	8,108
LVMH Moet Hennessy Louis Vuitton SE	33	29,096
Pernod Ricard SA	43	8,956
Sanofi	130	12,695
SPIE SA	167	4,566
Thales SA	32	4,149
TotalEnergies SE	335	20,725
Verallia SA (a)	192	7,087
Vinci SA	122	13,791
		137,120
Germany — 19.1%
AIXTRON SE	182	5,427
Allianz SE (Registered)	63	15,008
Brenntag SE	113	8,402
CTS Eventim AG & Co. KGaA *	113	7,967
Deutsche Boerse AG	57	10,136
Deutsche Lufthansa AG (Registered) *	1,082	11,459
Dr Ing hc F Porsche AG (Preference) *	70	8,276
Duerr AG	88	3,339
HUGO BOSS AG	93	6,350
Infineon Technologies AG	261	9,388
Mercedes-Benz Group AG	135	10,048
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	31	11,353
RWE AG	217	9,678
VERBIO Vereinigte BioEnergie AG	63	3,993
		120,824

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — 1.8%
Prudential plc	677	11,255
Ireland — 5.4%
AIB Group plc	1,717	7,214
Bank of Ireland Group plc	883	9,447
Bank of Ireland Group plc	26	273
Ryanair Holdings plc, ADR *	89	8,068
Smurfit Kappa Group plc	224	9,420
		34,422
Italy — 2.6%
UniCredit SpA	835	16,308
Netherlands — 5.9%
Alfen N.V. * (a)	52	4,774
ASML Holding NV	15	10,209
Koninklijke Ahold Delhaize NV	449	13,413
NN Group NV	205	8,901
		37,297
Norway — 0.7%
Aker Solutions ASA (a)	1,078	4,263
Spain — 3.2%
Banco de Sabadell SA	7,201	9,414
Industria de Diseno Textil SA	354	11,061
		20,475
Sweden — 1.5%
Hexatronic Group AB	427	5,259
New Wave Group AB, Class B	176	3,947
		9,206
Switzerland — 6.7%
Cie Financiere Richemont SA (Registered)	75	11,559
Novartis AG (Registered)	209	18,860
Zurich Insurance Group AG	25	12,350
		42,769
United Kingdom — 10.6%
3i Group plc	472	9,214
Ashtead Group plc	126	8,287
Barclays plc	4,774	10,973
BP plc	3,097	18,708
Inchcape plc	400	4,512
JD Sports Fashion plc	3,126	6,301
Lloyds Banking Group plc	14,268	9,286
		67,281
United States — 7.0%
Nestle SA (Registered)	217	26,459

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Schneider Electric SE	62	10,107
Stellantis NV	510	8,014
		44,580
Total Common Stocks (Cost $522,248)		623,639
Short-Term Investments — 3.9%
Investment Companies — 3.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (b) (c)(Cost $24,747)	24,733	24,748
Total Investments — 102.3% (Cost $546,995)		648,387
Liabilities in Excess of Other Assets — (2.3)%		(14,444)
NET ASSETS — 100.0%		633,943

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.0%
Insurance	9.1
Pharmaceuticals	8.9
Textiles, Apparel & Luxury Goods	7.9
Oil, Gas & Consumable Fuels	7.5
Food Products	4.1
Automobiles	4.1
Semiconductors & Semiconductor Equipment	3.9
Electrical Equipment	3.1
Airlines	3.0
Capital Markets	3.0
Specialty Retail	2.7
Trading Companies & Distributors	2.6
Containers & Packaging	2.5
Beverages	2.4
Metals & Mining	2.2
Construction & Engineering	2.1
Food & Staples Retailing	2.1
Machinery	1.5
Independent Power and Renewable Electricity Producers	1.5
IT Services	1.5
Chemicals	1.4
Multi-Utilities	1.2
Entertainment	1.2
Others (each less than 1.0%)	2.7
Short-Term Investments	3.8
Futures contracts outstanding as of January 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	112	03/17/2023	EUR	5,103	312
FTSE 100 Index	28	03/17/2023	GBP	2,682	72
					384

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$	$	$	$
Australia	—	14,111	—	14,111
Austria	—	14,310	—	14,310
Denmark	—	33,372	—	33,372
Finland	—	16,046	—	16,046
France	—	137,120	—	137,120
Germany	—	120,824	—	120,824

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$11,255	$—	$11,255
Ireland	8,068	26,354	—	34,422
Italy	—	16,308	—	16,308
Netherlands	—	37,297	—	37,297
Norway	—	4,263	—	4,263
Spain	—	20,475	—	20,475
Sweden	—	9,206	—	9,206
Switzerland	—	42,769	—	42,769
United Kingdom	—	67,281	—	67,281
United States	—	44,580	—	44,580
Total Common Stocks	8,068	615,571	—	623,639
Short-Term Investments
Investment Companies	24,748	—	—	24,748
Total Investments in Securities	$32,816	$615,571	$—	$648,387
Appreciation in Other Financial Instruments
Futures Contracts	$384	$—	$—	$384
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (a) (b)	$6,343	$89,175	$70,774	$3	$1	$24,748	24,733	$82	$—(c)
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	—	24,000	24,002	2	—	—	—	28	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	—	48,618	48,618	—	—	—	—	37	—
Total	$6,343	$161,793	$143,394	$5	$1	$24,748		$147	$—(c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.
(c)	Amount rounds to less than one thousand.